Financial performance, Other Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Financial performance [Abstract]
General and administrative expenses	$ 1,877	$ 1,668	$ 2,751
Consulting and professional costs	1,633	1,922	881
Depreciation and amortisation	277	260	52
Total other expenses	$ 3,787	$ 3,850	$ 3,684